UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21836

Index Funds

(Exact name of registrant as specified in charter)

737 Bishop Street

Honolulu, HI 96813

(Address of principal executive offices) (Zip code)

Michael G. Willis

737 Bishop Street

Mauka Tower, Suite 2850

Honolulu, HI 96813

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-808-600-5366

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2020

Item 1. Reports to Stockholders.

INDEXFUNDS
powered by INDEX

SEPTEMBER 30, 2020

SEMI-ANNUAL REPORT

NO LOAD SHARES (INDEX)

INDEX FUNDS S&P 500® EQUAL WEIGHT

TABLE OF CONTENTS

Shareholder Letter	1
Manager Commentary	2
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Additional Information	20
Privacy Policy	21

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.index.fund, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-464-6339 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.index.fund.

Index Funds S&P 500® Equal Weight	Shareholder Letter
September 30, 2020 (Unaudited)

Special Note to Shareholders:

In the first calendar quarter of 2020, the outbreak and spread of a new coronavirus (also referred to as COVID-19) emerged as a public health emergency that had a major influence on financial markets. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The outbreak of COVID-19 prompted various measures by governments across the globe to limit the spread, including travel restrictions, quarantines, restricting public gatherings, and requiring business closures. These measures led to lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. The wide variability in outcomes regarding the outbreak has created significant market uncertainty and volatility. The extent and duration of the public health situation’s impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Discussion of the Fund:

The Index Funds S&P 500® Equal Weight (the “Fund”) is a “no-load” index fund with no commissions or 12b-1 fees. The Fund’s ticker symbol is INDEX. Our portfolio holds approximately 500 of the largest publicly traded companies in the U.S., as selected by Standard & Poor’s. This puts INDEX in the “Large Cap Blend” category.

The Fund seeks to track the S&P 500® Equal Weight Index. The S&P 500® Equal Weight Index uses the same 500 constituents as the S&P 500® Market Cap Index. The primary difference is that the S&P 500® Equal Weight Index rebalances its holdings periodically so that, over time, they remain substantially equal.* In our view, this unbiased distribution of holdings leads to better diversification of your portfolio and a broader exposure to the growth cycles of all 500 companies instead of overweighting the largest companies.

Discussion of Fund Performance:

During the six months ended September 30, 2020, the Fund returned +29.68%, while the S&P 500® Equal Weight Index grew by +29.98%. The performance of the Fund relative to the S&P 500® Equal Weight Index showed tracking error consistent with the performance of the index plus or minus the expenses, cash drag, and trading costs of the Fund.

Looking forward, we believe low-cost index strategies are the future of investing. We created INDEX to simplify investing for retail investors. With one simple purchase, you gain access to the potential growth of America’s 500 leading companies according to Standard & Poor’s.

Regards,

Michael G. Willis
President
ONEFUND, LLC

The foregoing reflects the thoughts and opinions of ONEFUND, LLC exclusively and is subject to change without notice. Investors cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*

The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500® Index. The index includes the same constituents as the capitalization weighted S&P 500®, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

S&P 500® Market Cap Index: The headline market cap indices, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600®, are widely recognized as leading indicators of U.S. equity market performance. The S&P 500® is the world’s most-tracked index by AUM.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns.

Semi-Annual Report | September 30, 2020	1

Index Funds S&P 500® Equal Weight	Manager Commentary
September 30, 2020 (Unaudited)

Average Annual Total Returns(a) (for the periods ended September 30, 2020)

	Six Months	One Year	Five Year	Since Inception (4/30/15)
Index Funds S&P 500® Equal Weight	29.68%	2.53%	10.08%	7.52%
S&P 500® Equal Weight Index (Total Return)	29.98%	2.49%	10.27%	7.57%

Expense Ratios (b)
Gross	1.12%
With Applicable Waivers	0.25%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.INDEX.fund.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)

The expense ratios are from the Fund’s prospectus dated July 28, 2020. ONEFUND, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to not more than 0.25% of the Fund’s average daily net assets for No Load Class shares. This agreement is in effect through July 31, 2021. This agreement may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of September 30, 2020 can be found in the financial highlights, which do not include acquired fund fees and expenses.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (844) 464-6339.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

2	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Manager Commentary
September 30, 2020 (Unaudited)

Sector Allocation (as a % of Net Assets)*

*

Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500® Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and their Third Party Licensors, and has been licensed for use by ONEFUND, LLC (the “Adviser”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); any Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. It is not possible to invest directly in an index. The Index Funds S&P 500® Equal Weight (the “Fund”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their Third Party Licensors. Neither S&P Dow Jones Indices nor its Third Party Licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and its Third Party Licensors’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or its Third Party Licensors without regard to the Adviser or the Fund. S&P Dow Jones Indices and its Third Party Licensors have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor its Third Party Licensors are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and its Third Party Licensors have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ONEFUND, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR ITS THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGENTS BETWEEN S&P DOW JONES INDICES AND ONEFUND, LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Semi-Annual Report | September 30, 2020	3

Index Funds S&P 500® Equal Weight	Disclosure of Fund Expenses
September 30, 2020 (Unaudited)

As a shareholder of the Index Funds S&P 500® Equal Weight (the “Fund”), you may incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2020 and held until September 30, 2020.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index Funds S&P 500® Equal Weight	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 1,296.80	$ 1.44	0.25%
Hypothetical (b)	$ 1,000.00	$ 1,023.81	$ 1.27	0.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

4	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.42%
Communications — 4.75%
Activision Blizzard, Inc.	1,167	$94,469
Alphabet, Inc., Class A(a)	30	43,968
Alphabet, Inc., Class C(a)	30	44,088
AT&T, Inc.	3,137	89,436
Booking Holdings, Inc.(a)	51	87,245
CenturyLink, Inc.	8,541	86,179
Charter Communications, Inc., Class A(a)	151	94,276
Comcast Corp., Class A	2,036	94,185
Discovery Communications, Inc. - Series C(a)	2,821	55,292
Discovery, Inc. - Series A(a)	1,427	31,066
DISH Network Corp., Class A(a)	2,833	82,242
Electronic Arts, Inc.(a)	722	94,156
Expedia, Inc.(a)	960	88,022
Facebook, Inc., Class A(a)	341	89,308
Fox Corp., Class A	2,207	61,421
Fox Corp., Class B	1,026	28,697
Interpublic Group of Cos., Inc.	5,258	87,650
Netflix, Inc.(a)	189	94,506
News Corp., Class A	4,600	64,492
News Corp., Class B	1,441	20,145
Omnicom Group, Inc.	1,739	86,081
Take-Two Interactive Software, Inc.(a)	592	97,810
T-Mobile US, Inc.(a)	815	93,203
Twitter, Inc.(a)	2,336	103,952
VeriSign, Inc.(a)	459	94,026
Verizon Communications, Inc.	1,521	90,484
ViacomCBS, Inc., Class B	3,107	87,027
Walt Disney Co. (The)	690	85,615
		2,169,041

Consumer Discretionary — 11.27%
Advance Auto Parts, Inc.	588	90,258
Amazon.com, Inc.(a)	29	91,313
Aptiv PLC	1,076	98,647
AutoZone, Inc.(a)	74	87,145
Best Buy Co., Inc.	849	94,485
BorgWarner, Inc.	2,147	83,175
CarMax, Inc.(a)	895	82,259
Carnival Corp.	5,142	78,056
Chipotle Mexican Grill, Inc.(a)	70	87,060
Copart, Inc.(a)	892	93,803
D.R. Horton, Inc.	1,274	96,353
Darden Restaurants, Inc.	1,048	105,576
Domino’s Pizza, Inc.	230	97,814
eBay, Inc.	1,724	89,820
Etsy, Inc.(a)	821	99,859
Ford Motor Co.	12,994	86,540
Fortune Brands Home & Security, Inc.	1,101	95,259
Gap, Inc. (The)	5,466	93,086
General Motors Co.	2,986	88,356

	Shares	Fair Value
Consumer Discretionary (continued)
Genuine Parts Co.	905	$86,129
Hanesbrands, Inc.	5,910	93,083
Hasbro, Inc.	1,157	95,707
Hilton Worldwide Holdings, Inc.	1,041	88,818
Home Depot, Inc. (The)	329	91,367
L Brands, Inc.	3,249	103,352
Las Vegas Sands Corp.	1,752	81,748
Leggett & Platt, Inc.	2,041	84,028
Lennar Corp., Class A	1,174	95,892
Live Nation Entertainment, Inc.(a)	1,592	85,777
LKQ Corp.(a)	2,828	78,420
Lowe’s Cos., Inc.	562	93,213
Marriott International, Inc., Class A	916	84,803
Masco Corp.	1,554	85,672
McDonald’s Corp.	417	91,527
MGM Resorts International	4,002	87,044
Mohawk Industries, Inc.(a)	938	91,539
Newell Brands, Inc.	5,213	89,455
NIKE, Inc., Class B	771	96,790
Norwegian Cruise Lines Holdings Ltd.(a)	5,195	88,886
NVR, Inc.(a)	22	89,829
O’Reilly Automotive, Inc.(a)	192	88,527
PulteGroup, Inc.	2,008	92,950
PVH Corp.	1,356	80,872
Ralph Lauren Corp.	1,194	81,156
Ross Stores, Inc.	1,008	94,067
Royal Caribbean Cruises Ltd.	1,312	84,926
Starbucks Corp.	1,067	91,677
Tapestry, Inc.	5,632	88,028
Tiffany & Co.	799	92,564
TJX Cos., Inc. (The)	1,680	93,492
Tractor Supply Co.	661	94,748
Ulta Beauty, Inc.(a)	397	88,920
Under Amour, Inc., Class A(a)	4,203	47,200
Under Armour Inc, Class C(a)	4,382	43,119
VF Corp.	1,299	91,255
Whirlpool Corp.	526	96,726
Wynn Resorts Ltd.	1,108	79,565
Yum! Brands, Inc.	986	90,022
		5,141,757

Consumer Staples — 6.97%
Altria Group, Inc.	2,087	80,642
Archer-Daniels-Midland Co.	1,940	90,191
Brown-Forman Corp., Class B	1,146	86,317
Campbell Soup Co.	1,999	96,691
Church & Dwight Co., Inc.	979	91,742
Clorox Co. (The)	425	89,322
Coca-Cola Co. (The)	1,781	87,928
Colgate-Palmolive Co.	1,185	91,423
ConAgra Foods, Inc.	2,639	94,239
Constellation Brands, Inc., Class A	482	91,344

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2020	5

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2020 (Unaudited)

	Shares	Fair Value
Consumer Staples (continued)
Costco Wholesale Corp.	268	$95,140
Dollar General Corp.	454	95,167
Dollar Tree, Inc.(a)	1,010	92,253
Estee Lauder Cos., Inc. (The), Class A	424	92,538
General Mills, Inc.	1,554	95,850
Hershey Co. (The)	625	89,588
Hormel Foods Corp.	1,825	89,224
J.M. Smucker Co. (The)	803	92,763
Kellogg Co.	1,390	89,780
Kimberly-Clark Corp.	613	90,516
Kraft Heinz Co. (The)	2,868	85,897
Kroger Co. (The)	2,646	89,726
Lamb Weston Holdings, Inc.	1,436	95,164
McCormick & Co., Inc., Non-Voting Shares	458	88,898
Molson Coors Brewing Co., Class B	2,592	86,988
Mondelez International, Inc., Class A	1,581	90,828
Monster Beverage Corp.(a)	1,118	89,664
PepsiCo, Inc.	670	92,861
Philip Morris International, Inc.	1,120	83,988
Procter & Gamble Company (The)	658	91,455
Sysco Corp.	1,460	90,841
Target Corp.	616	96,972
Tyson Foods, Inc., Class A	1,427	84,878
Walgreens Boots Alliance, Inc.	2,621	94,146
Wal-Mart Stores, Inc.	665	93,040
		3,178,004

Energy — 4.85%
Apache Corp.	7,653	72,474
Baker Hughes Co.	6,520	86,651
Cabot Oil & Gas Corp.	4,987	86,574
Chevron Corp.	1,171	84,312
Concho Resources, Inc.	2,008	88,593
ConocoPhillips	2,747	90,211
Devon Energy Corp.	10,140	95,925
Diamondback Energy, Inc.	3,071	92,499
EOG Resources, Inc.	2,329	83,704
Exxon Mobil Corp.	2,465	84,623
Halliburton Co.	6,374	76,807
Hess Corp.	2,103	86,076
HollyFrontier Corp.	4,342	85,581
Kinder Morgan, Inc.	7,095	87,481
Marathon Oil Corp.	20,349	83,227
Marathon Petroleum Corp.	2,911	85,409
National Oilwell Varco, Inc.	8,114	73,513
Noble Energy, Inc.	9,919	84,807
Occidental Petroleum Corp.	8,900	89,089
ONEOK, Inc.	3,453	89,709
Phillips 66	1,594	82,633
Pioneer Natural Resources Co.	988	84,958
Schlumberger Ltd.	5,090	79,200
TechnipFMC PLC	13,396	84,529

	Shares	Fair Value
Energy (continued)
Valero Energy Corp.	1,961	$84,951
Williams Cos., Inc. (The)	4,496	88,346
		2,211,882

Financials — 12.13%
Aflac, Inc.	2,500	90,875
Allstate Corp.	970	91,316
American Express Co.	880	88,220
American International Group, Inc.	3,203	88,179
Ameriprise Financial, Inc.	598	92,158
Aon PLC, Class A	451	93,042
Arthur J Gallagher & Co.	894	94,390
Assurant, Inc.	766	92,923
Bank of America Corp.	3,567	85,929
Bank of New York Mellon Corp. (The)	2,527	86,777
Berkshire Hathaway, Inc., Class B(a)	417	88,796
BlackRock, Inc.	168	94,676
Capital One Financial Corp.	1,280	91,981
Cboe Global Markets, Inc.	1,024	89,846
Charles Schwab Corp. (The)	2,581	93,510
Chubb Ltd.	754	87,554
Cincinnati Financial Corp.	1,183	92,239
Citigroup, Inc.	1,784	76,908
Citizens Financial Group, Inc.	3,355	84,814
CME Group, Inc.	557	93,193
Comerica, Inc.	2,296	87,822
Discover Financial Services	1,662	96,030
E*TRADE Financial Corp.	1,741	87,137
Everest Re Group Ltd.	441	87,115
Fifth Third Bancorp	4,322	92,145
First Republic Bank	850	92,701
Franklin Resources, Inc.	4,496	91,494
Globe Life, Inc.	1,116	89,168
Goldman Sachs Group, Inc. (The)	453	91,039
Hartford Financial Services Group, Inc. (The)	2,354	86,768
Huntington Bancshares, Inc.	9,397	86,170
Intercontinental Exchange, Inc.	926	92,646
Invesco Ltd.	8,501	96,996
JPMorgan Chase & Co.	900	86,643
KeyCorp	7,359	87,793
Lincoln National Corp.	2,642	82,774
Loews Corp.	2,579	89,620
M&T Bank Corp.	895	82,421
Marsh & McLennan Cos., Inc.	786	90,154
MetLife, Inc.	2,379	88,427
Morgan Stanley	1,807	87,368
Nasdaq, Inc.	724	88,842
Northern Trust Corp.	1,139	88,808
People’s United Financial, Inc.	8,935	92,120
PNC Financial Services Group, Inc.	821	90,236
Principal Financial Group, Inc.	2,215	89,198
Progressive Corp. (The)	958	90,694

See Notes to Financial Statements.
6	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2020 (Unaudited)

	Shares	Fair Value
Financials (continued)
Prudential Financial, Inc.	1,335	$84,799
Raymond James Financial, Inc.	1,236	89,931
Regions Financial Corp.	7,896	91,041
State Street Corp.	1,401	83,121
SVB Financial Group(a)	366	88,067
Synchrony Financial	3,527	92,302
T. Rowe Price Group, Inc.	723	92,703
Travelers Cos., Inc. (The)	802	86,768
Truist Financial Corp.	2,379	90,521
U.S. Bancorp	2,480	88,908
Unum Group	4,933	83,022
W.R. Berkley Corp.	1,447	88,484
Wells Fargo & Co.	3,748	88,115
Willis Towers Watson PLC	441	92,090
Zions Bancorporation	2,889	84,417
		5,533,944

Health Care — 12.46%
Abbott Laboratories	869	94,573
AbbVie, Inc.	1,014	88,816
ABIOMED, Inc.(a)	337	93,369
Agilent Technologies, Inc.	923	93,168
Alexion Pharmaceuticals, Inc.(a)	863	98,754
Align Technology, Inc.(a)	286	93,625
AmerisourceBergen Corp.	967	93,722
Amgen, Inc.	374	95,056
Anthem, Inc.	353	94,812
Baxter International, Inc.	1,095	88,060
Becton, Dickinson and Co.	386	89,814
Biogen, Inc.(a)	337	95,600
Bio-Rad Laboratories, Inc., Class A(a)	180	92,783
Boston Scientific Corp.(a)	2,258	86,278
Bristol-Myers Squibb Co.	1,542	92,967
Cardinal Health, Inc.	1,880	88,266
Catalent, Inc.(a)	1,100	94,226
Centene Corp.(a)	1,612	94,028
Cigna Corp.	537	90,973
Cooper Cos., Inc. (The)	278	93,719
CVS Health Corp.	1,585	92,564
Danaher Corp.	444	95,607
DaVita, Inc.(a)	1,033	88,476
Dentsply Sirona, Inc.	2,060	90,084
DexCom, Inc.(a)	237	97,699
Edwards LifeSciences Corp.(a)	1,112	88,760
Eli Lilly & Co.	614	90,884
Gilead Sciences, Inc.	1,387	87,645
HCA Healthcare, Inc.	679	84,658
Henry Schein, Inc.(a)	1,413	83,056
Hologic Inc(a)	1,466	97,445
Humana, Inc.	232	96,022
IDEXX Laboratories, Inc.(a)	249	97,884
Illumina, Inc.(a)	260	80,361

	Shares	Fair Value
Health Care (continued)
Incyte Corp.(a)	1,034	$92,791
Intuitive Surgical, Inc.(a)	129	91,531
IQVIA Holdings, Inc.(a)	570	89,849
Johnson & Johnson	616	91,710
Laboratory Corp of America Holdings(a)	501	94,323
McKesson Corp.	605	90,103
Medtronic PLC	868	90,203
Merck & Co., Inc.	1,077	89,337
Mettler-Toledo International, Inc.(a)	93	89,815
Mylan N.V.(a)	5,933	87,986
PerkinElmer, Inc.	773	97,019
Perrigo Co. PLC	1,871	85,898
Pfizer, Inc.	2,522	92,557
Quest Diagnostics, Inc.	824	94,340
Regeneron Pharmaceuticals, Inc.(a)	167	93,483
ResMed, Inc.	529	90,686
STERIS PLC	561	98,842
Stryker Corp.	450	93,767
Teleflex, Inc.	245	83,403
Thermo Fisher Scientific, Inc.	211	93,161
UnitedHealth Group, Inc.	302	94,155
Universal Health Services, Inc., Class B	804	86,044
Varian Medical Systems, Inc.(a)	525	90,300
Vertex Pharmaceuticals, Inc.(a)	353	96,059
Waters Corp.(a)	446	87,273
West Pharmaceutical Services, Inc.	334	91,817
Zimmer Biomet Holdings, Inc.	653	88,899
Zoetis, Inc.	574	94,922
		5,684,027

Industrials — 13.66%
3M Co.	547	87,618
A.O. Smith Corp.	1,865	98,473
Alaska Air Group, Inc.	2,255	82,601
Allegion PLC	928	91,788
American Airlines Group, Inc.	7,024	86,325
AMETEK, Inc.	910	90,454
Amphenol Corp., Class A	872	94,411
Boeing Co. (The)	568	93,867
Carrier Global Corp.	3,111	95,010
Caterpillar, Inc.	591	88,148
CH Robinson Worldwide, Inc.	922	94,218
Cintas Corp.	283	94,190
CSX Corp.	1,179	91,573
Cummins, Inc.	437	92,277
Deere & Co.	421	93,306
Delta Air Lines, Inc.	2,869	87,734
Dover Corp.	806	87,322
Eaton Corp. PLC	887	90,501
Emerson Electric Co.	1,339	87,798

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2020	7

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2020 (Unaudited)

	Shares	Fair Value
Industrials (continued)
Expeditors International of Washington, Inc.	1,007	$91,154
Fastenal Co.	2,066	93,156
FedEx Corp.	391	98,343
Flowserve Corp.	3,232	88,201
Fortive Corp.	1,176	89,623
General Dynamics Corp.	626	86,657
General Electric Co.	15,287	95,238
Honeywell International, Inc.	546	89,877
Howmet Aerospace Inc.(a)	5,110	85,439
Huntington Ingalls Industries, Inc.	617	86,843
IDEX Corp.	502	91,570
Illinois Tool Works, Inc.	465	89,843
Ingersoll Rand, Inc.(a)	2,528	89,997
Jacobs Engineering Group, Inc.	980	90,915
JB Hunt Transport Services, Inc.	673	85,054
Johnson Controls International PLC	2,183	89,176
Kansas City Southern	489	88,426
Keysight Technologies, Inc.(a)	985	97,298
L3 Harris Technologies, Inc.	502	85,260
Lockheed Martin Corp.	234	89,688
Norfolk Southern Corp.	418	89,448
Northrop Grumman Corp.	268	84,551
Old Dominion Freight Line, Inc.	465	84,128
Otis Worldwide Corp.	1,512	94,379
PACCAR, Inc.	1,084	92,444
Parker-Hannifin Corp.	435	88,018
Pentair PLC	2,081	95,247
Quanta Services, Inc.	1,764	93,245
Raytheon Technologies Corp.	1,500	86,310
Republic Services, Inc.	950	88,683
Robert Half International, Inc.	1,758	93,069
Rockwell Automation, Inc.	409	90,258
Rollins, Inc.	1,681	91,093
Roper Technologies, Inc.	228	90,085
Snap-on, Inc.	615	90,485
Southwest Airlines Co.	2,335	87,563
Stanley Black & Decker, Inc.	572	92,778
TE Connectivity Ltd.	930	90,898
Teledyne Technologies, Inc.(a)	290	89,961
Textron, Inc.	2,348	84,739
Trane Technologies PLC	778	94,333
Transdigm Group, Inc.	180	85,522
Union Pacific Corp.	464	91,348
United Airlines Holdings, Inc.(a)	2,522	87,640
United Parcel Service, Inc., Class B	573	95,478
United Rentals, Inc.(a)	521	90,915
W.W. Grainger, Inc.	256	91,333
Wabtec Corp.	1,348	83,414
Waste Management, Inc.	804	90,989
Xylem, Inc.	1,076	90,513
		6,228,239

	Shares	Fair Value
Materials — 5.55%
Air Products & Chemicals, Inc.	303	$90,252
Albemarle Corp.	958	85,530
Amcor PLC	8,224	90,875
Avery Dennison Corp.	759	97,031
Ball Corp.	1,114	92,596
Celanese Corp.	853	91,655
CF Industries Holdings, Inc.	2,726	83,715
Corteva, Inc.	3,134	90,291
Dow, Inc.	1,825	85,866
DuPont de Nemours, Inc.	1,553	86,160
Eastman Chemical Co.	1,137	88,822
Ecolab, Inc.	447	89,328
FMC Corp.	838	88,753
Freeport-McMoRan, Inc.	5,591	87,444
International Flavors & Fragrances, Inc.	752	92,082
International Paper Co.	2,337	94,742
Linde PLC	364	86,679
Lyondellbasell Industries N.V., Class A	1,224	86,280
Martin Marietta Materials, Inc.	433	101,911
Mosaic Co. (The)	4,968	90,765
Newmont Goldcorp Corp.	1,374	87,180
Nucor Corp.	1,980	88,823
Packaging Corp. of America	870	94,874
PPG Industries, Inc.	716	87,409
Sealed Air Corp.	2,319	90,000
Sherwin-Williams Co. (The)	128	89,183
Vulcan Materials Co.	722	97,860
WestRock Co.	2,799	97,237
		2,533,343

Real Estate — 6.08%
Alexandria Real Estate Equities, Inc.	574	91,840
American Tower Corp., Class A	364	87,990
Apartment Investment & Management Co., Class A	2,600	87,672
AvalonBay Communities, Inc.	607	90,649
Boston Properties, Inc.	1,093	87,768
CBRE Group, Inc., Class A(a)	1,939	91,075
Crown Castle International Corp.	574	95,571
Digital Realty Trust, Inc.	625	91,725
Duke Realy Corp.	2,448	90,331
Equinix, Inc.	122	92,736
Equity Residential	1,664	85,413
Essex Property Trust, Inc.	427	85,737
Extra Space Storage, Inc.	818	87,518
Federal Realty Investment Trust	1,179	86,586
Healthpeak Properties, Inc.	3,261	88,536
Host Hotels & Resorts, Inc.	8,172	88,176
Iron Mountain, Inc.	3,050	81,710
Kimco Realty Corp.	7,801	87,839
Mid-America Apartment Communities, Inc.	785	91,021

See Notes to Financial Statements.
8	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2020 (Unaudited)

	Shares	Fair Value
Real Estate (continued)
Prologis, Inc.	908	$91,363
Public Storage	412	91,761
Realty Income Corp.	1,436	87,237
Regency Centers Corp.	2,356	89,575
SBA Communications Corp., Class A	299	95,226
Simon Property Group, Inc.	1,418	91,716
SL Green Realty Corp.	2,033	94,270
UDR, Inc.	2,702	88,112
Ventas, Inc.	2,076	87,109
Vornado Realty Trust	2,706	91,219
Welltower, Inc.	1,545	85,114
Weyerhaeuser Co.	3,199	91,235
		2,773,830

Technology — 16.05%
Accenture PLC, Class A	387	87,458
Adobe Systems, Inc.(a)	193	94,653
Advanced Micro Devices, Inc.(a)	1,192	97,732
Akamai Technologies, Inc.(a)	854	94,401
Analog Devices, Inc.	799	93,275
ANSYS, Inc.(a)	290	94,897
Apple, Inc.	812	94,038
Applied Materials, Inc.	1,654	98,330
Arista Networks, Inc.(a)	446	92,291
Autodesk, Inc.(a)	400	92,404
Automatic Data Processing, Inc.	682	95,132
Broadcom, Inc.	253	92,173
Broadridge Financial Solutions, Inc.	677	89,364
Cadence Design Systems, Inc.(a)	896	95,540
CDW Corp.	817	97,656
Cerner Corp.	1,282	92,676
Cisco Systems, Inc.	2,281	89,849
Citrix Systems, Inc.	687	94,607
Cognizant Technology Solutions Corp., Class A	1,334	92,606
Corning, Inc.	2,848	92,304
DXC Technology Co.	4,653	83,056
Equifax, Inc.	560	87,864
F5 Networks, Inc.(a)	758	93,060
Fidelity National Information Services, Inc.	631	92,890
Fiserv, Inc.(a)	977	100,680
FleetCor Technologies, Inc.(a)	394	93,811
FLIR Systems, Inc.	2,658	95,288
Fortinet, Inc.(a)	790	93,070
Garmin Ltd.	909	86,228
Gartner, Inc.(a)	718	89,714
Global Payments, Inc.	547	97,136
Hewlett Packard Enterprise Co.	9,844	92,238
HP, Inc.	4,715	89,538
IHS Markit Ltd.	1,179	92,563
Intel Corp.	1,846	95,586

	Shares	Fair Value
Technology (continued)
International Business Machines Corp.	749	$91,131
Intuit, Inc.	289	94,275
IPG Photonics Corp.(a)	574	97,563
Jack Henry & Associates, Inc.	584	94,953
Juniper Networks, Inc.	3,934	84,581
KLA-Tencor Corp.	529	102,489
Lam Research Corp.	309	102,512
Leidos Holdings, Inc.	1,043	92,983
MarketAxess Holdings, Inc.	201	96,800
MasterCard, Inc., Class A	276	93,335
Maxim Integrated Products, Inc.	1,378	93,167
Microchip Technology, Inc.	903	92,792
Micron Technology, Inc.(a)	1,974	92,699
Microsoft Corp.	446	93,807
Moody’s Corp.	319	92,462
Motorola Solutions, Inc.	591	92,675
MSCI, Inc.	268	95,617
NetApp, Inc.	2,063	90,442
Nielsen Holdings PLC	6,277	89,008
NortonLifeLock, Inc.	4,305	89,716
NVIDIA Corp.	187	101,208
Oracle Corp.	1,596	95,281
Paychex, Inc.	1,213	96,761
Paycom Software, Inc.(a)	343	106,775
PayPal Holdings, Inc.(a)	494	97,333
Qorvo, Inc.(a)	740	95,467
QUALCOMM, Inc.	802	94,379
S&P Global, Inc.	261	94,117
salesforce.com, Inc.(a)	374	93,994
Seagate Technology PLC	1,954	96,273
ServiceNow, Inc.(a)	204	98,940
Skyworks Solutions, Inc.	668	97,194
Synopsys, Inc.(a)	454	97,147
Teradyne, Inc.	1,214	96,464
Texas Instruments, Inc.	667	95,241
Tyler Technologies, Inc.(a)	280	97,597
Verisk Analytics, Inc.	501	92,840
Visa, Inc., Class A	453	90,586
Western Digital Corp.	2,434	88,963
Western Union Co. (The)	4,112	88,120
Xerox Holdings Corporation	4,765	89,439
Xilinx, Inc.	922	96,109
Zebra Technologies Corp., Class A(a)	364	91,895
		7,319,238

Utilities — 5.65%
AES Corp.	5,110	92,542
Alliant Energy Corp.	1,754	90,594
Ameren Corp.	1,187	93,868
American Electric Power Co., Inc.	1,149	93,908
American Water Works Co., Inc.	645	93,447
Atmos Energy Corp.	976	93,296

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2020	9

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2020 (Unaudited)

	Shares	Fair Value
Utilities (continued)
CenterPoint Energy, Inc.	4,677	$90,500
CMS Energy Corp.	1,493	91,685
Consolidated Edison, Inc.	1,250	97,249
Dominion Resources, Inc.	1,142	90,138
DTE Energy Co.	768	88,351
Duke Energy Corp.	1,096	97,062
Edison International	1,797	91,359
Entergy Corp.	953	93,899
Evergy, Inc.	1,751	88,986
Eversource Energy	1,107	92,490
Exelon Corp.	2,539	90,795
FirstEnergy Corp.	3,101	89,030
NextEra Energy, Inc.	327	90,762
Nisource, Inc.	4,127	90,794
NRG Energy, Inc.	2,878	88,470
Pinnacle West Capital Corp.	1,283	95,648
PPL Corp.	3,304	89,902
Public Service Enterprise Group, Inc.	1,736	95,324
Sempra Energy	772	91,374
Southern Co. (The)	1,757	95,265
WEC Energy Group, Inc.	948	91,861
Xcel Energy, Inc.	1,321	91,162
		2,579,761

Total Common Stocks (Cost $36,349,720)		45,353,066

	Shares	Fair Value
Exchange-Traded Funds — 0.28%
Equity — 0.28%
SPDR S&P 500 ETF Trust	375	$125,584

Total Exchange-Traded Funds (Cost $123,880)		125,584

Warrant — 0.00%
Occidental Petroleum Corp. expiring 8/3/27	617	1,851

Total Warrant (Cost $4,800)		1,851

Total Investments — 99.70% (Cost $36,478,400)		45,480,501

Other Assets in Excess of Liabilities — 0.30%		138,912

NET ASSETS — 100.00%		$45,619,413

(a)	Non-income producing security.

See Notes to Financial Statements.
10	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statement of Assets and Liabilities
September 30, 2020 (Unaudited)

ASSETS:
Investments in securities at fair value (cost $36,478,400)	$45,480,501
Cash and cash equivalents	8,058
Receivable for fund shares sold	40,086
Receivable for investments sold	54,839
Dividends receivable	62,954
Tax reclaims receivable	238
Receivable from Adviser	141,605
Prepaid expenses	33,415
Total Assets	45,821,696
LIABILITIES:
Payable for fund shares redeemed	9,044
Payable for investments purchased	113,625
Payable to Administrator	38,919
Payable to trustees	533
Other accrued expenses	40,162
Total Liabilities	202,283
NET ASSETS	$45,619,413
NET ASSETS CONSIST OF:
Paid-in capital	39,823,496
Accumulated earnings	5,795,917
NET ASSETS	$45,619,413
Shares of beneficial interest outstanding, without par value	1,388,301
Net asset value, offering and redemption price per share	$32.86

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2020	11

Index Funds S&P 500® Equal Weight	Statement of Operations
For the Six Months Ended September 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income	$482,375
Total investment income	482,375

EXPENSES:
Investment Adviser fees (Note 3)	56,936
Fund accounting and administration fees	55,164
Chief compliance officer fees	16,012
Registration expenses	12,897
Legal fees	12,208
Audit and tax preparation fees	9,427
Transfer agent fees	8,813
Insurance expense	8,116
Printing and postage expenses	6,202
Pricing fees	5,767
Custodian fees	5,085
Trustee fees and expenses	533
Miscellaneous expenses	24,465
Total expenses	221,625
Fees waived/reimbursed by investment adviser (Note 3)	(164,393)
Net operating expenses	57,232
NET INVESTMENT INCOME:	425,143

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on Investments	(1,829,926)
Net change in unrealized gain on investments	12,813,347
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	10,983,421
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,408,564

See Notes to Financial Statements.
12	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$425,143	$831,454
Net realized loss on investments	(1,829,926)	(842,713)
Net change in unrealized appreciation (depreciation) on investments	12,813,347	(8,577,984)
Net increase (decrease) in net assets resulting from operations	11,408,564	(8,589,243)

Distributions to shareholders from earnings	—	(775,521)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	10,525,704	31,019,988
Reinvestment of distributions	—	770,062
Amount paid for shares redeemed	(15,645,209)	(22,363,732)
Proceeds from redemption fees(a)	8,665	1,803
Net increase (decrease) in net assets resulting from capital transactions	(5,110,840)	9,428,121
Total Increase in Net Assets	6,297,724	63,357

NET ASSETS:
Beginning of period	39,321,689	39,258,332
End of period	$45,619,413	$39,321,689

SHARE TRANSACTIONS:
Shares sold	346,097	996,570
Shares issued in reinvestment of distributions	—	22,616
Shares redeemed	(509,391)	(726,073)
Net increase (decrease) in shares outstanding	(163,294)	293,113

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2020	13

Index Funds S&P 500® Equal Weight	Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period Ended March 31, 2016(a)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$25.34		$31.19	$30.04	$27.27	$24.01	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.29		0.60	0.57	0.49	0.43	0.44
Net realized and unrealized gain (loss) on investments	7.23		(5.90)	1.42	2.65	3.66	(0.71)
Total from investment operations	7.52		(5.30)	1.99	3.14	4.09	(0.27)

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		(0.55)	(0.49)	(0.35)	(0.30)	(0.28)
Net realized gains	—		—	(0.35)	(0.02)	(0.54)	(0.44)
Total distributions	—		(0.55)	(0.84)	(0.37)	(0.84)	(0.72)

Paid in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	0.01	—
Net asset value, end of period	$32.86		$25.34	$31.19	$30.04	$27.27	$24.01

TOTAL RETURN(d)	29.68	%(e)	(17.44)%	7.02%	11.50%	17.19%	(1.00	)%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)	$45,620		$39,322	$39,258	$32,746	$13,038	$3,074
Ratio of expenses to average net assets after expense waiver	0.25	%(f)	0.25%	0.25%	0.25%	0.27%	0.30	%(f)
Ratio of expenses to average net assets before expense waiver	0.97	%(f)	1.12%	1.34%	1.98%	6.83%	13.50	%(f)
Ratio of net investment income to average net assets after expense waiver	1.87	%(f)	1.87%	1.85%	1.68%	1.66%	2.02	%(f)

PORTFOLIO TURNOVER RATE	50	%(e)	76%	83%	64%	32%	81	%(e)

(a)	For the period April 30, 2015(commencement of operations) to March 31, 2016.

(b)	Calculated using the average shares method.

(c)	Rounds to less than $0.005 per share.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

See Notes to Financial Statements.
14	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2020 (Unaudited)

1. ORGANIZATION

The Index Funds S&P 500® Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of September 30, 2020, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	— Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2

— Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3

— Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | September 30, 2020	15

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2020 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2020, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2020:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$45,480,501	$—	$—	$45,480,501
TOTAL	$45,480,501	$—	$—	$45,480,501

*	See Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Expenses

The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions

The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Income Taxes — As of and during the six months ended September 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31, 2021. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

COVID-19 Risks — A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other preexisting political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

16	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2020 (Unaudited)

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

ONEFUND, LLC (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse Fund expenses no less frequently than on a quarterly basis, but there have been and there may continue to be instances where the Adviser reimburses Fund expenses on a less frequent basis. This agreement is in effect through July 31, 2021, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board.

Fund Accounting and Administration Fees and Expenses

Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out-of-pocket expenses. Administrator fees paid by the Fund for the six months ended September 30, 2020 are disclosed in the Statement of Operations. Prior to May 4, 2020, ALPS Fund Services, Inc. provided these services.

Transfer Agent and Shareholder Services Agreement

Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement. Transfer Agent fees paid by the Fund for the six months ended September 30, 2020 are disclosed in the Statement of Operations. Prior to May 4, 2020, ALPS Fund Services, Inc. provided these services.

Compliance Services

Ultimus provides Chief Compliance Officer services to the Fund. Additionally, Ultimus provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. Ultimus is compensated under the Master Services Agreement. Compliance services fees paid by the Fund for the six months ended September 30, 2020 are disclosed in the Statement of Operations. Prior to May 2, 2020, ALPS Fund Services, Inc. provided these services.

Distributor

The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement. Prior to May 4, 2020, ALPS Distributors, Inc. provided these services.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the six months ended September 30, 2020.

	Cost of Investments Purchased	Proceeds from Investments Sold
Index Funds S&P 500® Equal Weight	$22,390,550	$27,140,464

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

Semi-Annual Report | September 30, 2020	17

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2020 (Unaudited)

The tax character of distributions paid during the most recent fiscal year ended March 31, 2020, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500® Equal Weight	$775,521	$—

As of September 30, 2020, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500® Equal Weight	$8,916,857	$(1,795,061)	$7,121,796	$38,358,705

The difference between book basis and tax basis is primarily attributable to wash sales.

At March 31, 2020, components of distributable earnings/(accumulated loss) on a tax basis were as follows:

Index Funds S&P 500® Equal Weight
Accumulated ordinary income	$200,886
Accumulated capital losses	(121,982)
Net unrealized depreciation on investments	(5,691,551)
Total	$(5,612,647)

Capital Losses

As of March 31, 2020, the Fund had capital loss carryforwards which may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Capital losses carried forward were as follows:

	Short-Term	Long-Term
Index Funds S&P 500® Equal Weight	$—	$93,521

The Fund has elected to defer to the year ending March 31, 2021, capital losses recognized during the period November 1, 2019 to March 31, 2020, in the amount of $28,461.

6. BENEFICIAL OWNERSHIP

As of March 31, 2020, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

Index Funds S&P 500® Equal Weight	Percentage
Charles Schwab & Co.	71%

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

18	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2020 (Unaudited)

8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

9. LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board appointed the Adviser as the liquidity program administrator of the Fund’s Liquidity Risk Management Policies and Procedures (“LRM Procedures”). The LRM Procedures require that the Board review an annual written report that addresses the operation of the LRM Procedures and assesses its adequacy and effectiveness of implementation, including the operation of any applicable highly liquid investment minimum, and any material changes to the LRM Procedures. The annual report, covering the period from June 1, 2019 through May 31, 2020 (the “Report”), was presented to the Board for consideration at its meeting held on September 25, 2020. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

Semi-Annual Report | September 30, 2020	19

Index Funds S&P 500® Equal Weight	Additional Information
September 30, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-844-464-6339) and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters as an exhibit to its report on Form N-PORT. These filings are available on the SEC’s website at http://www.sec.gov.

20	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Privacy Policy
September 30, 2020 (Unaudited)

FACTS	WHAT DOES INDEX FUNDS S&P 500® EQUAL WEIGHT (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number and name and address ● Account balances and transaction history ● Wire transfer instructions
When you are no longer our investor, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?

Semi-Annual Report | September 30, 2020	21

Index Funds S&P 500® Equal Weight	Privacy Policy
September 30, 2020 (Unaudited)

Who We Are
Who is providing this notice?	Index Funds S&P 500® Equal Weight (the “Fund”)
What We Do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market

22	www.INDEX.fund

Page Intentionally Left Blank.

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Must be accompanied or preceded by a Prospectus. Index Funds is distributed by Ultimus Fund Distributors, LLC. Index Funds and Ultimus Fund Distributors, LLC are not affiliated.

ONEFUND
powered by INDEX

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to Stockholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Index Funds.

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	12/1/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	12/1/2020

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, Treasurer and Principal Financial Officer

Date	12/1/2020